Note 10 - Loss Per Share	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Earnings per share [text block]
10.	Loss per share

For the years ended
December 31, 2017,
2016
and
2015,
diluted loss per share is the same as basic loss per share as the effect of stock options and preferred shares would have been anti-dilutive.